Business combinations - Additional Information (Detail) - USD ($)		12 Months Ended
	Aug. 29, 2024	Dec. 31, 2024
Disclosure of geographical areas [line items]
Deferred tax recognized		$ 0
Acquisition Of Weni [Member]
Disclosure of geographical areas [line items]
Percentage of voting equity interests acquired	100.00%
Purchase price of cash consideration	$ 3,016,000
Long-term fixed installment	$ 972,000
Total expense of business combination		644,000
Fair value of acquired trade receivables		1,525,000
Gross contractual amount for trade receivables		1,557,000
Loss allowance recognized on acquisition		32,000
Revenue of acquiree since acquisition date		1,204,000
Profit (loss) of acquiree since acquisition date		114,000
Revenue of combined entity as if combination occurred at beginning of period		5,542,000
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 423,000